Debt	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Debt	DEBT The following table presents a summary of the Company's outstanding debt as at December 31, 2021:

		December 31, 2021
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor		Interest rate cap		Effective interest rates	Extension options(1)	Total facility	Outstanding balance

Term loan(2)	October 2022	LIBOR+2.00%	0.50	% LIBOR	2.50	% LIBOR	2.50%	N/A	$220,197	$220,197
SFR JV-HD subscription facility(3)	May 2023	LIBOR+1.90%	0.15	% LIBOR	N/A		2.05%	one year	100,000	100,000
SFR JV-2 subscription facility(4)	July 2023	LIBOR+1.90%	0.15	% LIBOR	N/A		2.05%	one year	400,000	350,000
Securitization debt 2017-2(2)	January 2024	3.67%	N/A		N/A		3.67%	N/A	358,602	358,602
SFR JV-HD warehouse credit facility(5)	May 2024	LIBOR+1.90%	0.15	% LIBOR	2.60	% LIBOR	2.05%	one year	375,000	66,637
SFR JV-2 warehouse credit facility(6)	July 2024	LIBOR+1.90%	0.15	% LIBOR	3.25	% LIBOR	2.05%	one year	600,000	492,103
Securitization debt 2018-1(2)	May 2025	3.96%	N/A		N/A		3.96%	N/A	311,479	311,479
SFR JV-1 securitization debt 2019-1(2)	March 2026	3.12%	N/A		N/A		3.12%	N/A	332,764	332,764
SFR JV-1 securitization debt 2020-1(2)	July 2026	2.43%	N/A		N/A		2.43%	N/A	552,882	552,882
SFR JV-1 securitization debt 2021-1(2),(7)	July 2026	2.57%	N/A		N/A		2.57%	N/A	683,567	683,567
Securitization debt 2020-2(2)	November 2027	1.94%	N/A		N/A		1.94%	N/A	438,251	438,251
Single-family rental properties borrowings							2.60%		4,372,742	3,906,482

Land loan(8)	July 2022	Prime+1.25%	3.70%		N/A		3.82%	N/A	22,086	22,086
Mortgage(9)	September 2022	3.67%	N/A		N/A		3.67%	N/A	12,121	12,121
Construction facility(8)	TBD	Prime+1.25%	N/A		N/A		TBD	one year	181,424	—
Canadian development properties borrowings							3.77%		215,631	34,207

Corporate credit facility(10)(11)	June 2024	LIBOR+2.75%	N/A		N/A		3.34%	N/A	500,000	—
Corporate office mortgages	November 2024	4.25%	N/A		N/A		4.30%	N/A	13,962	13,962
Corporate borrowings							4.30%		513,962	13,962
										$3,954,651
Transaction costs (net of amortization)										(36,123)
Debt discount (net of amortization)										(1,095)
Total debt							2.62%		$5,102,335	$3,917,433

Current portion of long-term debt(1)										$254,805
Long-term debt										$3,662,628

Fixed-rate debt - principal value							2.83%			$2,703,628
Floating-rate debt - principal value							2.16%			$1,251,023
(1) The Company has the ability to extend the maturity of the loans where an extension option exists and intends to exercise such options wherever available. The current portion of long-term debt reflects the balance after the Company's extension options have been exercised.
(2) The Term loan and securitization debt are secured, directly and indirectly, by approximately 23,800 single-family rental homes.
(3) On May 28, 2021, SFR JV-HD entered into a new subscription facility agreement. The facility has a commitment value of $100,000 and a one-year extension option at the lender's discretion.
(4) On July 22, 2021, SFR JV-2 entered into a new subscription facility agreement with a commitment value of $250,000 and a one-year extension option at the lender's discretion. On December 16, 2021, SFR JV-2 amended the subscription facility agreement to increase the commitment value to $400,000. The maturity date, extension option and coupon rate of the facility remained unchanged.
(5) On May 12, 2021, SFR JV-HD entered into a new warehouse credit facility agreement. The facility has a commitment value of $375,000 and a one-year extension option.
(6) On July 19, 2021, SFR JV-2 entered into a new warehouse credit facility agreement with a commitment value of $400,000 and a one-year extension option. On December 3, 2021, SFR JV-2 amended the warehouse credit facility agreement to increase the commitment value to $600,000. The maturity date, extension option and coupon rate of the facility remained unchanged.
(7) On November 9, 2021, SFR JV-1 closed a new securitization transaction involving the issuance and sale of eight classes of fixed-rate pass-through certificates with a face amount of $683,567, a weighted average coupon of 2.57% and a term to maturity of 4.7 years. A portion of the transaction proceeds were used to repay existing short-term SFR JV-1 debt.
(8) On August 9, 2021, the Company obtained a term construction facility of $173,536 (C$220,000) and a non-revolving letter of credit facility of $7,888 (C$10,000) (collectively, the "construction facility"). The construction facility matures 48 calendar months following the first draw-down. As at December 31, 2021, no draws have been made on the construction facility. The land loan and construction facility are secured by the land under development at The James (Scrivener Square).
(9) The mortgage is secured by The Shops of Summerhill.
(10) The Company has provided a general security agreement creating a first priority security interest on the assets of the Company, excluding, among other things, single-family rental homes, multi-family rental properties and interests in for-sale housing. As part of the corporate credit facility, the Company has designated $15,000 to issue letters of credit as security against contingent obligations related to its Canadian multi-family developments. As at December 31, 2021, the letters of credit outstanding totaled $12,946 (C$16,412).
(11) On June 30, 2021, the Company and its syndicate of lenders completed an amendment and restatement of Tricon’s corporate credit facility, extending the maturity of the facility to June 30, 2024.

		December 31, 2020
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor		Interest rate cap		Effective interest rates	Extension options	Total facility	Outstanding balance

SFR JV-1 subscription facility(1)	August 2021	LIBOR+1.75%	N/A		N/A		2.31%	N/A	$150,000	$116,000
SFR JV-1 warehouse credit facility(1)	October 2021	LIBOR+2.65%	0.25	% LIBOR	3.25	% LIBOR	3.21%	one year	300,000	96,610
Term loan 2(1)	October 2021	LIBOR+1.95%	0.50	% LIBOR	2.50	% LIBOR	2.51%	one year	96,077	96,077
Warehouse credit facility(1)	November 2021	LIBOR+2.75%	0.25	% LIBOR	3.00	% LIBOR	3.31%	one year	50,000	10,209
Securitization debt 2017-1(1)	September 2022	3.59%	N/A		N/A		3.59%	N/A	459,530	459,530
Term loan	October 2022	LIBOR+2.00%	0.50	% LIBOR	2.50	% LIBOR	2.56%	N/A	375,000	374,745
Securitization debt 2017-2	January 2024	3.66%	N/A		N/A		3.66%	N/A	363,598	363,598
Securitization debt 2018-1	May 2025	3.96%	N/A		N/A		3.96%	N/A	312,540	312,540
SFR JV-1 securitization debt 2019-1	March 2026	3.12%	N/A		N/A		3.12%	N/A	333,358	333,358
SFR JV-1 securitization debt 2020-1	July 2026	2.43%	N/A		N/A		2.43%	N/A	553,428	553,428
Securitization debt 2020-2	November 2027	1.94%	N/A		N/A		1.94%	N/A	440,506	440,506
Single-family rental properties borrowings							2.94%		3,434,037	3,156,601

U.S. multi-family credit facility	December 2021	LIBOR+3.75%	N/A		N/A		4.39%	N/A	109,890	109,890
Mortgage tranche A	November 2023	LIBOR+1.15%	N/A		5.35%		1.77%	N/A	160,090	160,090
Mortgage tranche B	November 2024	3.92%	N/A		N/A		3.92%	N/A	400,225	400,225
Mortgage tranche C	November 2025	3.95%	N/A		N/A		3.95%	N/A	240,135	240,135
Multi-family rental properties borrowings							3.61%		910,340	910,340

Land loan	July 2021	Prime+1.50%	3.95%		N/A		4.17%	N/A	21,991	21,991
Vendor take-back (VTB) loan 2021(1)	August 2021	—	N/A		N/A		6.00%	N/A	25,564	25,564
Mortgage	September 2022	3.67%	N/A		N/A		3.67%	N/A	12,482	12,482
Canadian development properties borrowings							4.85%		60,037	60,037

Corporate credit facility	July 2022	LIBOR+2.75%	N/A		N/A		4.48%	N/A	500,000	26,000
Corporate office mortgages	November 2024	4.25%	N/A		N/A		4.30%	N/A	11,089	11,089
Corporate borrowings							4.42%		511,089	37,089
										$4,164,067
Transaction costs (net of amortization)										(25,019)
Debt discount (net of amortization)										(1,542)
Total debt							3.12%		$4,915,503	$4,137,506

Current portion of long-term debt										$274,190
Long-term debt										$3,863,316

Fixed-rate debt - principal value							3.24%			$3,152,455
Floating-rate debt - principal value							2.76%			$1,011,612
(1) These facilities were fully repaid in 2021.

The Company was in compliance with the covenants and other undertakings outlined in all loan agreements.
The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2022	$220,197	$34,207	$401	$254,805
2023	450,000	—	417	450,417
2024	358,602	—	13,144	371,746
2025	870,219	—	—	870,219
2026	1,569,213	—	—	1,569,213
2027 and thereafter	438,251	—	—	438,251
	3,906,482	34,207	13,962	3,954,651
Transaction costs (net of amortization)				(36,123)
Debt discount (net of amortization)				(1,095)
Total debt				$3,917,433

Fair value of debt

The table below presents the fair value and the carrying value (net of unamortized deferred financing fees and debt discount) of the fixed-rate loans as at December 31, 2021.

	December 31, 2021
(in thousands of U.S. dollars)	Fair value	Carrying value

Securitization debt 2017-2	$360,107	$357,991
Securitization debt 2018-1	319,553	310,995
SFR JV-1 securitization debt 2019-1	337,074	327,424
SFR JV-1 securitization debt 2020-1	549,321	544,964
SFR JV-1 securitization debt 2021-1	680,405	673,653
Securitization debt 2020-2	428,360	431,684
Mortgage	12,218	12,113
Corporate office mortgages	14,363	13,962
Total	$2,701,401	$2,672,786

The carrying value of variable term loans approximates their fair value, since their variable interest terms are indicative of prevailing market prices.